UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     10/23/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             111

Form 13F Information Table Value Total:  $    96,260.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -----------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                      Common            002824100    1,054   21,313 SH       SOLE       0           0  21,313    0
Alcoa Inc                        Common            013817101      532   40,552 SH       SOLE       0           0  40,552    0
Anadarko Pete Corp               Common            032511107    2,215   35,314 SH       SOLE       0           0  35,314    0
Apache Corp                      Common            037411105      957   10,417 SH       SOLE       0           0  10,417    0
Arena Resources Inc              Common            040049108    1,928   54,300 SH       SOLE       0           0  54,300    0
Atwood Oceanics Inc              Common            050095108      535   15,160 SH       SOLE       0           0  15,160    0
Barrick Gold Corp                Common            067901108    1,116   29,449 SH       SOLE       0           0  29,449    0
BB&T Corp                        Common            54937107     1,321   48,494 SH       SOLE       0           0  48,494    0
BHP Billiton Ltd                 SPONSORED ADR     088606108    1,116   16,902 SH       SOLE       0           0  16,902    0
BJ Svcs Co                       Common            055482103      466   24,000 SH       SOLE       0           0  24,000    0
BP Amoco plc                     SPONSORED ADR     055622104      203    4,250 SH       SOLE       0           0   4,250    0
Brigham Exploration Co           Common            109178103    2,208  243,200 SH       SOLE       0           0 243,200    0
Bristol-Myers Squibb Co          Common            110122108      235   10,438 SH       SOLE       0           0  10,438    0
Cabot Oil and Gas Corp           Common            127097103      501   14,000 SH       SOLE       0           0  14,000    0
Calpine Corp                     Common            131347304      692   60,067 SH       SOLE       0           0  60,067    0
Cameron International Corp       Common            13342B105    1,705   45,092 SH       SOLE       0           0  45,092    0
Canadian Nat Res Ltd             Common            136385101      403    6,000 SH       SOLE       0           0   6,000    0
Carrizo Oil & Co Inc             Common            144577103      294   12,000 SH       SOLE       0           0  12,000    0
Charles Schwab Corp New          Common            808513105      714   37,291 SH       SOLE       0           0  37,291    0
Chesapeake Energy Corp           Common            165167107      568   20,001 SH       SOLE       0           0  20,001    0
Chevron Corp New                 Common            166764100      439    6,226 SH       SOLE       0           0   6,226    0
Cimarex Energy Co                Common            171798101      352    8,125 SH       SOLE       0           0   8,125    0
Cisco Sys Inc                    Common            17275R102    1,384   58,788 SH       SOLE       0           0  58,788    0
Concho Resources Inc             Common            20605P101    1,002   27,600 SH       SOLE       0           0  27,600    0
Cooper Industries Ltd            CL A              G24182100    1,262   33,583 SH       SOLE       0           0  33,583    0
Crystallex Int'l Corp            Common            22942F101        3   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                   Common            23251P102      288   18,055 SH       SOLE       0           0  18,055    0
Deere & Co                       Common            244199105    1,195   27,852 SH       SOLE       0           0  27,852    0
Devon Energy Corp New            Common            25179M103    1,514   22,492 SH       SOLE       0           0  22,492    0
Diamond Offshore Drilling Inc    Common            25271C102    2,244   23,495 SH       SOLE       0           0  23,495    0
Duncan Energy Partners LP        COM UNITS         265026104      676   33,850 SH       SOLE       0           0  33,850    0
El Paso Pipeline Partners LP     COM UNIT LP1      283702108      346   16,700 SH       SOLE       0           0  16,700    0
EMC Corp Mass                    Common            268648102    1,068   62,695 SH       SOLE       0           0  62,695    0
Endeavour Intl Corp              Common            29259G101      424  350,000 SH       SOLE       0           0 350,000    0
Ensco International Inc          Common            26874Q100    1,611   37,858 SH       SOLE       0           0  37,858    0
Enterprise Gp Hldgs LP           UNIT LP INT       293716106      290    9,809 SH       SOLE       0           0   9,809    0
Enterprise Prods Partners LP     Common            293792107    1,452   51,270 SH       SOLE       0           0  51,270    0
EOG Resources Inc                Common            26875P101    1,073   12,850 SH       SOLE       0           0  12,850    0
EQT Corporation                  Common            26884L109    2,059   48,325 SH       SOLE       0           0  48,325    0
Exxon Mobil Corp                 Common            30231G102    2,866   41,774 SH       SOLE       0           0  41,774    0
FLIR Systems Inc                 Common            302445101      468   16,730 SH       SOLE       0           0  16,730    0
Freeport-McMoRan Copper & Gold   Common            35671D857      258    3,762 SH       SOLE       0           0   3,762    0
General Amern Invs Inc           Common            368802104      246   10,356 SH       SOLE       0           0  10,356    0
General Electric Co              Common            369604103    1,380   84,064 SH       SOLE       0           0  84,064    0
Gilead Sciences Inc              Common            375558103      307    6,604 SH       SOLE       0           0   6,604    0
Halliburton Co                   Common            406216101      688   25,355 SH       SOLE       0           0  25,355    0
Helmerich & Payne Inc            Common            423452101      534   15,500 SH       SOLE       0           0  15,500    0
Honeywell Inc.                   Common            438516106      712   19,160 SH       SOLE       0           0  19,160    0
Human Genome Sciences Inc        Common            444903108      190   10,100 SH       SOLE       0           0  10,100    0
Int'l Business Machines          Common            459200101      996    8,327 SH       SOLE       0           0   8,327    0
iShares MSCI Emerging Mkt        MSCI EMERG MKT    464287234      561   14,408 SH       SOLE       0           0  14,408    0
iShares Trust Russell 1000 Index RUSSELL 1000      464287622      378    6,500 SH       SOLE       0           0   6,500    0
Johnson & Johnson                Common            478160104      966   15,859 SH       SOLE       0           0  15,859    0
JP Morgan & Chase & Co           Common            46625H100      489   11,166 SH       SOLE       0           0  11,166    0
Kansas City Southern             Common            485170302      394   14,875 SH       SOLE       0           0  14,875    0
Kinder Morgan Energy Partners    UT LTD PARTNER    494550106    1,356   25,106 SH       SOLE       0           0  25,106    0
L-3 Communications Hldgs Inc     Common            502424104      617    7,685 SH       SOLE       0           0   7,685    0
Lockheed Martin Corp             Common            539830109      982   12,575 SH       SOLE       0           0  12,575    0
Magellan Midstream Partners LP   COM UNIT RP LP    559080106      233    6,200 SH       SOLE       0           0   6,200    0
Main Street Capital Corp         Common            56035L104      723   50,815 SH       SOLE       0           0  50,815    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- ----------------- --------- -------- ----------------- ---------- -------- -----------------
                                                              VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Mariner Energy Inc.              Common            56845T305      170   12,000 SH       SOLE       0           0  12,000    0
Martin Midstream Partners LP     UNIT LP INT       573331105    1,542   57,847 SH       SOLE       0           0  57,847    0
McDonald's Corp                  Common            580135101      745   12,955 SH       SOLE       0           0  12,955    0
Medtronic Inc.                   Common            585055106      246    7,053 SH       SOLE       0           0   7,053    0
Microsoft Corp                   Common            594918104    1,362   52,940 SH       SOLE       0           0  52,940    0
Murphy Oil Corp                  Common            626717102      777   13,500 SH       SOLE       0           0  13,500    0
National Feul Gas Co. N J        Common            636180101      334    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc       Common            637071101    2,261   52,423 SH       SOLE       0           0  52,423    0
Natural Resource Partners LP     COM UNIT L P      63900P103      207    9,900 SH       SOLE       0           0   9,900    0
Newmont Mining Corp              Common            651639106      779   17,696 SH       SOLE       0           0  17,696    0
Noble Corporation                Common            G65422100      881   23,196 SH       SOLE       0           0  23,196    0
Northgate Exploration Ltd        Common            666416102       27   10,000 SH       SOLE       0           0  10,000    0
Novartis AG                      SPONSORED ADR     66987V109      611   12,131 SH       SOLE       0           0  12,131    0
NRG Energy Inc                   Common            629377508    1,161   41,199 SH       SOLE       0           0  41,199    0
Nvidia Corp                      Common            67066G104      652   43,370 SH       SOLE       0           0  43,370    0
Oceaneering Int'l Inc            Common            675232102      870   15,335 SH       SOLE       0           0  15,335    0
Petrohawk Energy Corp            Common            716495106      702   29,000 SH       SOLE       0           0  29,000    0
Petroleo Brasileiro SA Petro     ADR               71654V408    2,089   45,515 SH       SOLE       0           0  45,515    0
Plains Expl & Prodtn Co          Common            726505100      296   10,700 SH       SOLE       0           0  10,700    0
Potash Corp Sask Inc             Common            73755L107    1,451   16,057 SH       SOLE       0           0  16,057    0
Praxair Inc                      Common            74005P104      450    5,507 SH       SOLE       0           0   5,507    0
Procter & Gamble Co              Common            742718109      666   11,500 SH       SOLE       0           0  11,500    0
QUALCOMM Inc                     Common            747525103    1,131   25,151 SH       SOLE       0           0  25,151    0
Range Resources Corp             Common            75281A109    2,683   54,355 SH       SOLE       0           0  54,355    0
Raytheon Co                      Com New           755111507      443    9,237 SH       SOLE       0           0   9,237    0
Research in Motion Ltd           Common            760975102      315    4,664 SH       SOLE       0           0   4,664    0
Rowan Cos Inc                    Common            779382100      685   29,685 SH       SOLE       0           0  29,685    0
Royal Dutch Shell PLC            Spons ADR A       780259206      628   10,988 SH       SOLE       0           0  10,988    0
Royal Dutch Shell PLC            Spons ADR B       780259107      242    4,342 SH       SOLE       0           0   4,342    0
Rydex 2x S&P 500 ETF             S&P 500 2X ETF    78355W783      426   14,500 SH       SOLE       0           0  14,500    0
S&P 500 SPDR ETF                 UNIT SER 1        78462F103      507    4,805 SH       SOLE       0           0   4,805    0
Schlumberger Ltd                 Common            806857108    1,316   22,074 SH       SOLE       0           0  22,074    0
Smith International Inc          Common            832110100      212    7,400 SH       SOLE       0           0   7,400    0
Southern Co                      Common            842587107      445   14,034 SH       SOLE       0           0  14,034    0
Southwestern Energy Co           Common            845467109    2,599   60,900 SH       SOLE       0           0  60,900    0
St Mary Ld & Expl Co             Common            792228108      737   22,700 SH       SOLE       0           0  22,700    0
State Street Corp                Common            857477103      337    6,400 SH       SOLE       0           0   6,400    0
Stryker Corp                     Common            863667101      383    8,438 SH       SOLE       0           0   8,438    0
Superior Energy Services         Common            868157108      206    9,130 SH       SOLE       0           0   9,130    0
Tidewater Inc                    Common            886423102      330    7,000 SH       SOLE       0           0   7,000    0
Transocean Ltd                   Common            G90073100    3,110   36,364 SH       SOLE       0           0  36,364    0
Ultra Petroleum Corp             Common            903914109      490   10,000 SH       SOLE       0           0  10,000    0
United Technologies Corp         Common            913017109      493    8,091 SH       SOLE       0           0   8,091    0
Vaalco Energy Inc                Common            91851C201    1,159  252,000 SH       SOLE       0           0 252,000    0
Veolia Environnement SA          Spons ADR         92334N103      670   17,414 SH       SOLE       0           0  17,414    0
Vertex Pharmaceuticals Inc       Common            92532F100    1,038   27,382 SH       SOLE       0           0  27,382    0
Wal-Mart Stores Inc              Common            931142103      443    9,019 SH       SOLE       0           0   9,019    0
Weatherford International Ltd    Common            G95089101      580   28,000 SH       SOLE       0           0  28,000    0
Wells Fargo & Co New             Common            949746101      325   11,538 SH       SOLE       0           0  11,538    0
Weyerhaeuser Co                  Common            962166104      705   19,237 SH       SOLE       0           0  19,237    0
XTO Energy Inc                   Common            98385X106    2,554   61,811 SH       SOLE       0           0  61,811    0